Revenue, Other Income and Other Gain - Schedule of Present Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	$ 48,594	$ 45,387	$ 38,244
Net fair value changes on financial assets at FVTPL	44,005	26,389	(40,899)
Total	101,215	80,457	130,914
Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Total
Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,889	3,396	13,469
Total	2,889	3,396	13,469
Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	17,740	18,859	14,474
Total	17,740	18,859	14,474
Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	27,965	23,132	10,301
Total	27,965	23,132	10,301
Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Total	52,621	35,070	92,670
Insurance brokerage services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	324	832	1,249
Insurance brokerage services [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Insurance brokerage services [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	324	832	1,249
Insurance brokerage services [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Insurance brokerage services [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Insurance brokerage services [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fee [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,565	2,564
Digital Solutions Fee [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fee [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,565	2,564
Digital Solutions Fee [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fee [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fee [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Magazines and Advertising Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,518	13,376	11,031
Fashion, arts and Luxury Magazines and Advertising Services Income [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Magazines and Advertising Services Income [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Magazines and Advertising Services Income [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,518	13,376	11,031
Total	13,518	13,376	11,031
Fashion, arts and Luxury Magazines and Advertising Services Income [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Magazines and Advertising Services Income [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	4,222	5,483	3,443
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	4,222	5,483	3,443
Total	4,222	5,483	3,443
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Fashion, arts and Luxury Media Licensing and Marketing Services Income [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	27,965	23,132	10,301
Hotel operations, hospitality and VIP services income [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Hotel operations, hospitality and VIP services income [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	27,965	23,132	10,301
Hotel operations, hospitality and VIP services income [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Net fair value changes on financial assets at FVTPL [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL	44,005	26,389	(40,899)
Net fair value changes on financial assets at FVTPL [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL
Net fair value changes on financial assets at FVTPL [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL
Net fair value changes on financial assets at FVTPL [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL
Net fair value changes on financial assets at FVTPL [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL
Net fair value changes on financial assets at FVTPL [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Net fair value changes on financial assets at FVTPL	44,005	26,389	(40,899)
Dividend income [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income	8,616	8,681	9,935
Dividend income [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Dividend income [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Dividend income [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Dividend income [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income
Dividend income [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Dividend income	8,616	8,681	9,935
Services rendered at a point in time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		14,208	12,280
Services rendered at a point in time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered at a point in time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		832	1,249
Services rendered at a point in time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		13,376	11,031
Services rendered at a point in time [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered over time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		31,179	25,964
Services rendered over time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered over time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		2,564	12,220
Services rendered over time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		5,483	3,443
Services rendered over time [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers		23,132	10,301
Digital Solutions Fees [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			12,220
Digital Solutions Fees [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fees [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers			12,220
Total	2,565	$ 2,564	12,220
Digital Solutions Fees [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fees [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Digital Solutions Fees [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Gain related to disposed investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment			123,634
Gain related to disposed investment [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Gain related to disposed investment [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Gain related to disposed investment [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Gain related to disposed investment [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment
Gain related to disposed investment [Member] | Strategic Investment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Gain related to disposed investment			$ 123,634
Services rendered at a point in time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,842
Services rendered at a point in time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered at a point in time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	324
Services rendered at a point in time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	13,518
Services rendered at a point in time [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered over time [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	34,752
Services rendered over time [Member] | Capital Market Solutions [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers
Services rendered over time [Member] | Digital Solutions And Other Services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	2,565
Services rendered over time [Member] | Media And Entertainment [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	4,222
Services rendered over time [Member] | Hotel operations, hospitality and VIP services [Member]
Schedule of Present Disaggregated Revenue Information [Abstract]
Revenue from contracts with customers	$ 27,965